Pension Liabilities, Net (Schedule of changes in projected benefit obligations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Liability, Defined Benefit Plan [Abstract]
Projected benefit obligation at beginning of year	$ 2,170	$ 2,512
Interest cost	61	37	$ 38
Expenses paid	(135)	(153)
Exchange rates differences	(78)	(252)
Actuarial loss	105	26
Projected benefit obligation at end of year	$ 2,123	$ 2,170	$ 2,512